Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	$ 32,267,000	$ 47,977,000
Available-for-sale investment	0	126,000
Other investments	1,686,000	1,982,000
Total long-term investments	67,331,000	78,523,000
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	33,378,000	28,438,000
Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	30,060,000	23,926,000
Notes Receivable | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	3,318,000	4,512,000
Red Lily I Wind Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	18,174,000	17,505,000
Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	0	25,864,000
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	8,921,000	416,000
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	5,172,000	4,192,000
Variable Interest Entity, Not Primary Beneficiary | Windlectric | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 30,060,000	$ 22,136